Private Investment in Public Equity (“PIPE”) Financing (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended					3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 23, 2025	Oct. 22, 2025	Feb. 28, 2026	Aug. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Apr. 30, 2024	Jun. 30, 2026		Jun. 30, 2026		Dec. 31, 2025	Dec. 31, 2024
Common stock, par value	$ 0.0001	$ 0.0001						$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Sale of Stock, Price Per Share	$ 1.70
Common Stock [Member]
Issuance of common stock upon cashless exercise of stock option, shares	588,235	408,639	974	666,662	7,500	7,500	7,500	19,741	[1],[2]	21,456	[1],[2]	745,896
Proceeds from Issuance of Common Stock	$ 1,000

[1]	In connection with the consummation of the business combination, the Company adopted a new capital structure and amended the par value of its common stock from $0.00001 per share to $0.0001 per share. Accordingly, the historical equity presentation has been adjusted to reflect the revised par value of the Company’s common stock. The change resulted in a reclassification of amounts within stockholders’ deficit from additional paid-in capital to common stock to reflect the increased par value per share. This reclassification had no impact on total stockholders’ deficit.
[2]	The number of shares of convertible preferred stock, common stock and treasury stock issued and outstanding prior to the Merger have been retroactively adjusted by the Exchange Ratio to give effect to the reverse recapitalization treatment of the Merger.